UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #M1120     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:
800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2018



























Item 1.  Report to Shareholders.



SMALL CAP VALUE FUND, INC.



SEMI-ANNUAL REPORT
JUNE 30, 2018




Small Cap Value Fund, Inc.
8150 N. Central Expressway  #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SCAPX


Dear shareholders of Small Cap Value Fund, Inc.,

As of June 30, 2018, the Net Asset Value of the Fund was $51.69, up from $49.04 at the beginning of the year. This resulted in a gain of 5.40% for the first half of the year versus a gain of 9.37% for the S&P 600 Small Cap Index.

Growth oriented stocks outperformed Value oriented stocks, such as in our portfolio, in the first half of this year. The Russell 2000 Value Index was up 5.48%, similar to our Fund, versus the Russell 2000 Growth Index up 9.68% and the general Russell 2000 Index up 7.68%.

Our top holdings and industry group exposures, as of June 30, 2018, are listed below.

We continue to see exceptional investment opportunities and valuations in the small cap area and thus feel that the portfolio will be rewarding for long term investors.


Sincerely,



Steven Adams
Portfolio Manager















SMALL CAP VALUE FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2018



Top Ten Holdings*
(% of Net Assets)

The Tile Shop                            6.24%
GameStop                                 5.95%
Express                                  5.57%
Selecta Biosciences                      5.19%
Universal Corp                           5.02%
Cooper Tire & Battery                    4.85%
Del Taco Restaurant                      4.72%
Hawaiian Holdings                        4.61%
Unisys Corp                              4.58%
Hyster-Yale Materials                    4.38%
                                        ------
                                        51.11%

Asset Allocation
(% of Net Assets)

Patent Owner                                              7.69%
Family Store		                                  6.32%
Retail Furniture                                          6.24%
Computer Software                                         5.95%
Retail Apparel                                            5.57%
Pharmaceutical Prep                                       5.19%
Raw Farm Products                                         5.02%
Tires & Tubes                                             4.85%
Eating Places                                             4.72%
Air Transportation, Scheduled                             4.61%
Computer Integrated Systems Design                        4.58%
Drill Oil/Gas                                             4.39%
Industrial Truck                                          4.38%
Concrete Products                                         4.24%
Miscellaneous Retail                                      4.20%
Semiconductors                                            3.94%
Medical/Hospital Equipment                                3.90%
Poultry Slaughtering and Processing                       3.82%
Gold Ore Mining                                           3.34%
Programming Services                                      1.57%
Other Assets less liabilities, net                        5.45%
                                                        -------
				 100.00%




*Portfolio holdings are subject to change and are not recommendations of individual stocks








SMALL CAP VALUE FUND, INC.
EXPENSES
JUNE 30, 2018

As a shareholder of the Fund you incur ongoing costs including management fees. This example is intended to help you understand your
ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period to June 30, 2018.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid
 During
Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value      Account Value       December 31, 2017
           December 31, 2017      June 30, 2018        to June 30, 2018
           -----------------       -------------      -----------------

Actual            $  1,000          $   1,054               $   4.84

Hypothetical**    $  1,000          $   1,025               $   4.80

*Expenses are equal to the Fund?s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period
** Hypothetical return assumes 5% return before expenses.




SMALL CAP VALUE FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2018


ASSETS
   Investment securities, at
               value(cost $19,612,810)       $ 23,901,295
   Cash                                         1,394,848
   Accrued interest                                   546
   Dividends receivable                             4,897
                                              -----------
              Total assets                     25,301,586
                                              -----------

LABILITIES
   Advisory fees payable                           20,121
                                              -----------
              Total liabilities                    20,121
                                              -----------

NET ASSETS ?
 (Equivalent to $51.69 per
  share based on 489,086 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 25,281,463

============

NET ASSETS CONSIST OF:
  Common stock		 $        489
  Paid-in capital                              20,472,514
  Net unrealized appreciation
   of investments                               4,288,485
  Accumulative operating loss                     (37,113)
  Undistributed net investment income             199,380
  Undistributed net realized gain on
   Investments(inc loss carryovers)               357,708

------------
Net assets                                   $ 25,281,463
                                             ============













See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018


DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 94.55%

Tire & Tubes?4.85%
   Cooper Tire & Rubber		 46,634	      1,226,474

Air Transportation, Scheduled-4.61%
   Hawaiian Holdings Inc.      		   32,453	      1,166,685

Gold Ore Mining-3.34%
   IAMGOLD (a)     			   145,371	        844,606

Retail Apparel-5.57%
   Express Inc.   (a)                       153,769         1,406,986

Family Clothing Stores-6.32%
   Buckle                                    19,861           534,261
   Abercrombie & Fitch                       43,478         1,064,341
                                                           ----------
                                                            1,598,602

Poultry Slaughtering and Processing-3.82%
   Sanderson Farms			   9,183           965,592

Computer Integrated Sys Design-4.58%
    Unisys Corp   (a)                        89,721         1,157,401


Programming Services-1.57%
    Synchronoss Technology (a)                64,171           395,935

Patent Owner-7.69%
   Acacia Research Corp (a)	 220,977           917,055
   InterDigital Inc                           12,678         1,025,650
                                                            ----------
                                                             1,942,705

Semiconductors-3.94%
    Cirrus Logic Inc (a)                      26,007           996,848

Concrete Product-4.24%
    Forterra Inc (a)                         110,227         1,072,509

Computer Software-5.95%
    GameStop                                 103.290         1,504,935

Industrial Trucking-4.38%
    Hyster-Yale Materials                     17,254         1,108,570


-	Continued ?
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2018

DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       -----------

Miscellaneous Retail -4.20%
    Kirkland?s (a)                            91,324         1,063,011

Medical/Hospital Equipment-3.90%
    Patterson Cos Inc                         43,478           985,646

Drill Oil/Gas-4.39%
    Rowan Companies Plc                       68,493         1,110,956

Pharmaceutical Prep-5.19%
    Selecta Biosciences (a)                   99,009         1,311,869

Eating Places-4.72%
    Del Taco Restaurant (a)                   84,221         1,194,254

Retail Furniture-6.24%
    The Tile Shop                            204,999         1,578,492

Raw Farm Product-4.58%
    Universal Corp                            19,216         1,269,217

                                                              --------

Total common stocks (cost $19,612,810)                   $  23,901,293






SHORT-TERM INVESTMENTS ? 2.91%
   Schwab Money Market Fund-current interest
      at 1.22%
       			                      1,394,848  $ 1,394,848
                                                            --------
   Total short-term investments (cost $ 1,394,848)         1,394,848
                                                            --------

Total investment securities ? 100.06% (cost $21,007,658)  25,296,143

Other assets less liabilities ? (0.06%)                      (14,680)
                                                            --------

Net assets ? 100.00%                                   $  25,281,463
                                                        ============

(a) Presently non-income producing











See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 31, 2017 through June 30, 2018



INVESTMENT INCOME:
   Dividends                                             $    308,313
   Interest                                                     1,262
                                                         ------------
          Total investment income                             309,575

EXPENSES ?
   Advisory fees                                              110,195
                                                               ------

          Net investment income                               199,380
   ------------

GAINS ON INVESTMENTS ?
   Net realized gain(loss) on investments                     357,708
   Net change in unrealized depreciation of securities        740,721
                                                         ------------
        Net realized gain and
           Unrealized loss on investments    		      1,098,429
------------

   Net increase in net assets resulting from operations  $  1,297,809
                                                         ============



























See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2018   Dec. 31, 2017

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $  199,380   $     266,315
   Net realized gain(loss) on investments      357,708       3,399,964
   Net change in unrealized appreciation
   (depreciation)of securities                 740,721       1,598,451
          		                    -----------    -----------
      Net increase in net assets
      resulting from operations              1,297,809       5,264,730


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                              0       (266,315)
   Net realized gains                                 0        (93,244)
                                            -----------    ------------
         Total Distributions                          0       (359,559)

CAPITAL SHARE TRANSACTIONS                          581       (179,927)
                                            -----------    ------------

TOTAL INCREASE(DECREASE) IN NET ASSETS 1,298,390      5,085,097

NET ASSETS, beginning of period              23,983,073     18,897,975
                                            -----------    ------------

NET ASSETS, end of period                  $ 25,281,463   $ 23,983,073
                                            ===========    ============


















See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS (Unaudited)

PER SHARE DATA AND RATIOS FOR A SHARE
OUTSTANDING THROUGHOUT EACH
PERIOD ENDING:
                       PERIOD   YEAR      YEAR      YEAR      YEAR      YEAR
                        ENDED   ENDED     ENDED     ENDED     ENDED     ENDED
                      6/30/18   2017      2016      2015      2014      2013
                        -----   ------    ------    ------    ------    -----
Net asset value,
  beginning of period  $49.04  $38.84    $27.89     $35.99    $38.03    $26.54
                       ------  -------    ------    ------     ------   ------
Income from investment
operations:
  Net investment income  0.41    0.55      0.17      (0.20)    (0.05)     0.11
  Net realized and
  unrealized gains
  (losses)on investments 2.24   10.40     10.98      (7.70)    (1.99)    11.49
                         -----  ------     -----     -----     ------   ------
Total income(loss)from
  investment operations 2.65   10.95     11.15      (7.90)    (2.04)    11.60
                         -----  ------     ------    -----     ------   ------
Less distributions from:
  Net investment income  0.00   (0.55)    (0.17)     (0.20)     0.00    (0.11)
  Net realized gains     0.00   (0.19)    (0.03)      0.00      0.00     0.00
                         ----    ------    ------    ------   ------    ------
    Total distributions  0.00   (0.75)    (0.20)     (0.20)     0.00    (0.11)
                         -----   -----     -----     -----    ------    ------
Net asset value,
  end of period        $51.69   $49.04    $38.84    $27.89    $35.99    $38.03
                       -------  -------   ------    ------    ------    ------

Total Return         5.40%   28.18%    39.98%    (21.94)%   (5.36)%   43.71%

Net assets, end of
   period(in 1000's) $25,281  $23,983   $18,898   $14,020   $20,978   $16,947

Ratio of expenses to
   average net
   asset(a)              0.97%    0.94%    0.94%     0.98%     0.94%    0.95%

Ratio of net investment
   income to average net
   assets                1.75%    1.32%    0.52%     0.61%    (0.14)%    0.34%

Portfolio turnover
   rate (annualized)    74.92%   97.65%   77.65%    48.14%     68.02%  168.90%



(a) The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).



See accompanying notes to these financial statements.


       SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. (the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At December 31, 2017, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

   Subsequent events
Subsequent events were evaluated through July 23, 2018, the date in which these financials were available to be issued.





























SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

3.	FAIR VALUE OF INVESTMENTS

    In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

   Level 1 - quoted prices in active markets for identical investments.

   Level 2 - observable inputs, other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2018:
                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           ------------
      Level 1:
         Common Stock               $23,901,295          $          0
         Short term investments       1,394,848                     0
                                    -----------          ------------
             Total Level 1:          25,296,143                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $25,296,143         $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation depreciation on the instrument. As of June 30, 2018, the Fund did not own any other financial instruments.
SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4.	CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund?s $0.001 par value common stock were as follows:

                            Period Ended              Year Ended
                           June 30, 2018       December 31, 2017
                       -------------------  ---------------------
                       Shares       Amount  Shares         Amount

Shares sold                 0   $        0         0   $        0

Shares issued in
  reinvestment of
  dividends	              0            0     7,295      359,561
                       ------     --------  ---------  ----------
                                               7,295      359,561
Shares redeemed            (0)          (0)   (4,748)    (179,634)
                       ------     --------  ---------  ----------

Net increase(decrease)     (0)          (0)    2,547      179,927

Beginning of year     489,087  $20,472,422   486,540  $20,292,495
                       ------     --------    -------  ----------
End of year           489,087  $20,472,422   489,087  $20,472,422
=========	==========  =========  ==========

5.	INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $8,603,821 and $9,644,490, respectively, for the period ended June 30, 2017. The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $19,612,810 as of June 30, 2018. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of June 30, 2018.

As of June 30, 2018 and December 31, 2017, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                      June 30, 2018    December 31, 2017
-----------                         ----------           ---------
Unrealized appreciation         $    4,651,900       $  3,961,012
Unrealized depreciation               (363,415)          (413,248)
                                  ------------         -----------
Net unrealized appreciation
   (depreciation)               $    4,288,485      $   3,547,764
                                    ============      ============




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

6.	DISTRIBUTION TO SHAREHOLDERS
 No distributions have been paid for 2018 as of June 30, 2018. In 2017 a distribution of $359,561, or $0.7463 per share, was paid and classified as $0.5528 qualified dividend income and $0.1935 long term capital gain.

7.	ADVISORY FEES AND OTHER TRANSACTIONS
WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

   The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

   The advisory fee for the first six months of 2018, ending June 30, 2018, as computed pursuant to the investment advisory agreement, totaled $110,195, of which $20,121 was payable on June 30, 2018.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as its own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.


8.	ACCOUNTING FOR UNCERTAIN TAX POSITIONS

   As of December 31, 2017, open Federal tax years, subject to examination, include the tax years ended December 31, 2014 through December 31, 2017. The Fund has no examination in progress.

















ADDITIONAL INFORMATION

PROXY VOTING INFORMATION
Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072. The actual voting record of the Fund can be obtained upon request by calling the same number or online via the SEC website.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 18, 2018, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED
 BY THE INVESTMENT
ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund.

CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

Board of Directors Information
Small Cap Value Fund, Inc.
June 30, 2018

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Small Cap Value Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation  Other Public
                              Yrs* Past five years       Directorships
                                                         Served**
------------------- --------  ---- --------------------- -------------

Vicky L. Hubbard    Director  1 Yr Private Investor,     Stock Dividend
Age 60                             Technology Mngr prior Fund, Inc.


Yolawnde F. Malone  Director  1 Yr Senior Tax Mngr,      Stock Dividend
Age 54                             Montgomery Coscia     Fund, Inc.
                                   Greilich LLP, CPA
                                   Family Legacy Trust
                                   prior

Melissa D. Gordon,  Director  1 Yr Pathologist, former   Stock Dividend
M.D.                               Partner at North      Fund, Inc.
Age 55                             Dallas Pathology


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams      Stock Dividend
Age 57              President      Asset Advisors        Fund, Inc.
                    Secretary      since 2002, Private
                    Treasurer      Investor prior

*All Directors have served since Fund?s Effective date of registration with SEC, October 27, 2005.
**The number of portfolios in each Fund complex overseen is one. Each Director oversees two portfolios, one for each complex overseen.


This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.




Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period. A copy of the Code of Ethics of the Fund is available upon request by calling 1-800-704-6072.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4.  Principal Accountant fees and services.
(a)-(d) Total fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant?s independent auditor were as follows:
                       December 31,2017       December 31, 2016
Audit                  $8,000                 $7,125
Audit-Related fees     $0                     $0
Tax preparation fees   $0                     $0
Other fees             $0                     $0

Audit fees include amounts related to the annual audit of the registrant?s financial statements, spot checks for compliance with Rule 17f-2 and services normally provided by the auditor in connection with statutory and regulatory filings. The registrant performance tax preparation internally.

(e)(1) The directors have not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-10 of Regulation S-X.

(e)(2) None

(f) Not applicable

(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant?s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provided ongoing services to the registrant were $0 and $0, respectively.

(h) Not applicable


Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (Not applicable)


Item 13.  Exhibits.

a)	(1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached



Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  7/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  7/23/18